DEI Document and Entity Information	May 01, 2025
Cover [Abstract]
City Area Code	713
Local Phone Number	651-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000821189
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	May 01, 2025
Entity File Number	1-9743
Entity Tax Identification Number	47-0684736
Trading Symbol	EOG
Security Exchange Name	NYSE
Amendment Flag	false
Entity Registrant Name	EOG RESOURCES, INC.
Entity Address, Address Line One	1111 Bagby
Entity Address, Address Line Two	Sky Lobby 2
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002